Debt (Detail) - USD ($)		Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2020	Oct. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Aug. 31, 2016	Jan. 31, 2015	Apr. 30, 2014	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Fair Value		$ 6,431,300,000		$ 5,717,900,000
Debt, Long-term and Short-term, Combined Amount	[1]	6,888,600,000		6,388,300,000
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying value		498,600,000		498,200,000
Fair Value		468,900,000		457,700,000
Debt Instrument, Interest Rate, Stated Percentage										2.45%
Debt Instrument, Face Amount										$ 500,000,000.0
2.50% Senior Notes due 2027
Debt Instrument [Line Items]
Carrying value		498,100,000		497,500,000
Fair Value		469,100,000		460,300,000
Debt Instrument, Interest Rate, Stated Percentage					2.50%
Debt Instrument, Face Amount					$ 500,000,000.0
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		297,800,000		297,500,000
Fair Value		328,700,000		326,800,000
Debt Instrument, Interest Rate, Stated Percentage														6.625%
Debt Instrument, Face Amount														$ 300,000,000.0
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying value		546,900,000		546,400,000
Fair Value		542,600,000		527,800,000
Debt Instrument, Interest Rate, Stated Percentage							4.00%
Debt Instrument, Face Amount							$ 550,000,000.0
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Carrying value		497,300,000		496,900,000
Fair Value		462,200,000		448,600,000
Debt Instrument, Interest Rate, Stated Percentage						3.20%
Debt Instrument, Face Amount						$ 500,000,000.0
3.00% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value		496,300,000		495,900,000
Fair Value		446,000,000.0		438,100,000
Debt Instrument, Interest Rate, Stated Percentage					3.00%
Debt Instrument, Face Amount					$ 500,000,000.0
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying value		396,700,000		396,400,000
Fair Value		445,600,000		435,400,000
Debt Instrument, Interest Rate, Stated Percentage													6.25%
Debt Instrument, Face Amount													$ 400,000,000.0
4.95% Senior Notes due 2033
Debt Instrument [Line Items]
Carrying value		496,400,000		0
Fair Value		513,000,000.0		0
Debt Instrument, Interest Rate, Stated Percentage			4.95%
Debt Instrument, Face Amount			$ 500,000,000.0
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying value		347,000,000.0		346,900,000
Fair Value		314,200,000		298,400,000
Debt Instrument, Interest Rate, Stated Percentage												4.35%
Debt Instrument, Face Amount												$ 350,000,000.0
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying value		395,900,000		395,700,000
Fair Value		325,100,000		310,200,000
Debt Instrument, Interest Rate, Stated Percentage											3.70%
Debt Instrument, Face Amount											$ 400,000,000.0
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying value		842,300,000		842,100,000
Fair Value		756,200,000		716,200,000
Debt Instrument, Interest Rate, Stated Percentage									4.125%
Debt Instrument, Face Amount									$ 850,000,000.0
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Carrying value		590,600,000		590,400,000
Fair Value		534,100,000		507,000,000.0
Debt Instrument, Interest Rate, Stated Percentage								4.20%
Debt Instrument, Face Amount								$ 600,000,000.0
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Carrying value		491,100,000		490,900,000
Fair Value		422,300,000		404,900,000
Debt Instrument, Interest Rate, Stated Percentage						3.95%
Debt Instrument, Face Amount						$ 500,000,000.0
3.70% Senior Notes due 2052
Debt Instrument [Line Items]
Carrying value		493,600,000		493,500,000
Fair Value		$ 403,300,000		$ 386,500,000
Debt Instrument, Interest Rate, Stated Percentage					3.70%
Debt Instrument, Face Amount					$ 500,000,000.0

[1]	Consists of long-term debt. See Note 4 – Debt for further discussion.